UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04894

__Franklin Managed Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Rising
Dividends Fund
A Series of Franklin Managed Trust
March 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended March 31, 2021, the U.S.
economy continued to recover from the effects of the novel
coronavirus (COVID-19) pandemic. U.S. gross domestic
product (GDP) reported in 2020’s third and fourth quarters
showed a substantial recovery from the contraction
experienced in 2020’s first half, based on increased business and residential investment and consumer spending. The
U.S. economy also showed signs of strength during 2021’s
first quarter as federal assistance programs, the acceleration of COVID-19 vaccinations and robust corporate earnings
boosted U.S. equity markets.
Before the reporting period, the U.S. Federal Reserve, in its efforts to support U.S. economic activity, lowered the federal funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target
The 10-year U.S. Treasury yield was 0.69% on September
30, 2020, and it increased to 1.74% by the end of March
2021. In this environment, U.S. stocks, as measured by
the Standard & Poor’s
®
500 Index, posted a +19.07% total
return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management. We continue to focus on
what we consider high-quality, resilient business models with attractive cash flow generation capabilities.
The enclosed semiannual report for Franklin Rising
Dividends Fund includes more detail about prevailing
conditions during the period and a discussion about
investment decisions. We encourage you to discuss your
investment goals with your financial professional, who can
review your overall portfolio, reassess your goals and help
you stay focused on the long term. Please remember all
securities markets fluctuate, as do mutual fund prices.
We are grateful for the trust you have placed in Franklin
Rising Dividends Fund and look forward to continuing to
serve your investment needs.
Sincerely,
Nicholas Getaz, CFA
Senior Vice President
Co-Lead Portfolio Manager
Franklin Managed Trust
Matthew D. Quinlan
Senior Vice President
Co-Lead Portfolio Manager
Franklin Managed Trust
This letter reflects our analysis and opinions as of March 31,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin Rising Dividends Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 17
Notes to Financial Statements 21
Shareholder Information 28
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Rising Dividends Fund
This semiannual report for Franklin Rising Dividends Fund
covers the period ended March 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in companies that
have paid consistently rising dividends. The Fund invests
predominantly in equity securities, primarily common stock.
Companies that have paid consistently rising dividends
include those companies that currently pay dividends on
their common stocks and have maintained or increased
their dividend rate during the last four consecutive years.
The Fund may invest up to 25% of its total assets in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +16.02% cumulative total return. In comparison, the
Fund’s benchmark, the Standard & Poor’s 500 Index (S&P
500
®
), which is a broad measure of U.S. stock performance,
posted a +19.07% total return.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the S&P 500, advanced
strongly during the six months ended March 31, 2021.
Stocks continued to recover from the shock of the novel
coronavirus (COVID-19) pandemic amid a rebound in
economic activity as investors anticipated a continued
return to normalcy. Two additional rounds of fiscal
stimulus, including direct payments to households, passed
in December 2020 and March 2021, also supported
stock prices. In November 2020, the development of
several vaccines bolstered investor confidence, and the
implementation of mass vaccination programs in early 2021
led to further gains, as U.S. equities reached an all-time high in March 2021.
The U.S. economy was severely impacted by the pandemic,
as business closures and restrictions on gatherings
disrupted everyday life, but record annualized third-quarter
2020 gross domestic product (GDP) growth reported during
the period indicated a rebound. Economic conditions
continued to improve, and the economy grew at a modest
annualized pace in 2020’s fourth quarter. Similarly, the
unemployment rate declined, reaching 6.0% in March
2021 as jobless claims fell and the number of employment
openings began to increase.
2
To support the U.S. economy, the U.S. Federal Reserve
(Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also continued quantitative easing
measures aimed at ensuring credit flows to borrowers and
supporting credit markets with open-ended bond purchasing.
Furthermore, the Fed reiterated that interest rates would
potentially remain low, even if inflation moderately exceeded its 2% target.
The combination of large stimulus payments, increasing
asset prices and rising savings during lockdowns led to the
strengthening of household balance sheets, as wealth levels
rose and credit card debt declined in 2020’s fourth quarter.
Nonetheless, areas of economic weakness remained,
including total employment numbers that stayed well
below pre-pandemic levels. Consumer spending increased
significantly from its low after the pandemic’s onset but
remained muted relative to spending in early 2020. However,
the combination of higher household wealth and pent-up
consumer demand led investors to anticipate a surge in
spending. Consequently, inflation expectations increased to
the highest level in more than 10 years near period-end.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin Rising Dividends Fund

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Semiannual Report
Investment Strategy
We base our investment strategy on our belief that
companies with consistently rising dividends should, over
time, also experience stock price appreciation. We select
portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening
criteria, such as consistent and substantial dividend
increases, reinvested earnings, and long-term debt that is
no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations. We seek fundamentally sound
companies that meet our standards and attempt to acquire
them at what we believe are attractive prices.
Manager’s Discussion
During the six months under review, holdings that positively contributed to Fund performance included Albemarle, Texas
Instruments and Microsoft.
Among the contributors, lithium producer Albemarle boosted
returns based on investor optimism that demand for lithium
from electric vehicle producers will increase over the medium and long term as battery costs continue to decline, which
could help reduce oversupply, and as the outlook for electric vehicles has improved. Lithium projects that have been
postponed during the current downcycle are also likely to
restart over the coming years.
In the information technology sector, analog semiconductor
manufacturer Texas Instruments bolstered Fund
performance after its latest quarter results showed a
continued cyclical recovery in its automotive and industrial end-markets. The chipmaker also posted strong margin
expansion and robust free cash flow generation. We believe
the company is one of the highest quality names in the
sector, with strong profitability, consistent execution and a large, diversified customer base.
Enterprise software company Microsoft contributed as the
stock continued to rise based on strong demand for its
cloud-based services as well as for its business collaboration tools during the pandemic. The company has seen strength
in its commercial cloud services and in sales of Windows
as customers migrated away from Windows 7 in recent
quarters. We believe that the trends of helping business
customers move to the cloud and providing workers with
productivity tools could support what we consider attractive growth over the medium to longer term.
In contrast, detractors from Fund performance included Air
Products and Chemicals and McCormick & Co.
Industrial gas supplier Air Products and Chemicals
curbed Fund performance even as strong financial results
underscored its resiliency during a time of uncertainty in the global economy. More than half of Air Products’ business
is fee-based, which has made cash flow more reliable, in
our view. There has been some investor concern regarding
two of Air Products’ projects, but we believe the issues are transitory and long-term growth remains attractive to us. For
Portfolio Composition
3/31/21
% of Total
Net Assets
Health Care Equipment & Supplies 13.9%
Chemicals 10.3%
Software 8.4%
Industrial Conglomerates 7.7%
Semiconductors & Semiconductor Equipment 7.0%
IT Services 6.4%
Specialty Retail 4.2%
Aerospace & Defense 3.7%
Machinery 3.4%
Household Products 2.8%
Pharmaceuticals 2.7%
Multiline Retail 2.6%
Health Care Providers & Services 2.6%
Textiles, Apparel & Luxury Goods 2.3%
Other 20.7%
Short-Term Investments & Other Net Assets 1.3%
Top 10 Holdings
3/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 8.4%
Software, United States
Roper Technologies, Inc. 4.4%
Industrial Conglomerates, United States
Accenture plc 4.0%
IT Services, United States
Texas Instruments, Inc. 3.7%
Semiconductors & Semiconductor Equipment,
United States
Stryker Corp. 3.7%
Health Care Equipment & Supplies, United
States
Linde plc 3.5%
Chemicals, United Kingdom
Analog Devices, Inc. 3.3%
Semiconductors & Semiconductor Equipment,
United States
Air Products and Chemicals, Inc. 3.0%
Chemicals, United States
Honeywell International, Inc. 2.8%
Industrial Conglomerates, United States
West Pharmaceutical Services, Inc. 2.8%
Health Care Equipment & Supplies, United
States

Franklin Rising Dividends Fund

franklintempleton.com
Semiannual Report
example, we believe the company has a significant project
backlog and opportunities to reinvest in what we consider
attractive long-term growth opportunities such as green
hydrogen.
Spice maker McCormick & Co. shares fell during the period
despite strong sales growth as more people eating at home
has led to increased demand for its spices. COVID-19
related costs have hurt profitability in recent quarters.
However, we believe McCormick is one of the biggest long-
term beneficiaries of a more permanent shift to increased
cooking at home. Furthermore, the company’s fundamentals
are among the most robust in the packaged food industry, in
our view.
Thank you for your participation in Franklin Rising Dividends
Fund. We look forward to continuing to serve your
investment needs.
Nicholas Getaz, CFA
Co-Lead Portfolio Manager
Matthew Quinlan
Co-Lead Portfolio Manager
Amritha Kasturirangan
Nayan Sheth
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2021
Franklin Rising Dividends Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +16.02% +9.63%
1-Year +52.15% +43.80%
5-Year +95.70% +13.08%
10-Year +218.82% +11.66%
Advisor
6-Month +16.16% +16.16%
1-Year +52.54% +52.54%
5-Year +98.17% +14.66%
10-Year +226.84% +12.57%
See page 7 for Performance Summary footnotes.

Franklin Rising Dividends Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. While smaller and midsize compa-
nies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize-company securities have been more volatile in price than larger company securities, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/20–3/31/21)
Share Class
Net Investment
Income
A $0.3210
C $0.0389
R $0.2270
R6 $0.4424
Advisor $0.4129
Total Annual Operating Expenses
4
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Rising Dividends Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,160.22 $4.59 $1,020.68 $4.29 0.85%
C $1,000 $1,155.89 $8.56 $1,016.99 $8.01 1.59%
R $1,000 $1,158.80 $5.90 $1,019.47 $5.52 1.10%
R6 $1,000 $1,162.05 $2.86 $1,022.29 $2.67 0.53%
Advisor $1,000 $1,161.59 $3.25 $1,021.93 $3.04 0.60%

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

f
a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $72.25 $67.81 $66.02 $58.98 $53.47 $47.01
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.69 0.73 0.70 0.69 0.69
Net realized and unrealized gains (losses) 11.21 5.84 3.97 8.40 6.75 8.26
Total from investment operations ........ 11.54 6.53 4.70 9.10 7.44 8.95
Less distributions from:
Net investment income .............. (0.32) (0.71) (0.75) (0.66) (0.82) (0.58)
Net realized gains ................. — (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ................... (0.32) (2.09) (2.91) (2.06) (1.93) (2.49)
Net asset value, end of period .......... $83.47 $72.25 $67.81 $66.02 $58.98 $53.47
Total return
c
....................... 16.02% 9.97% 7.55% 15.77% 14.36% 19.51%
Ratios to average net assets
d
Expenses
e
........................ 0.85% 0.86% 0.87% 0.87% 0.91% 0.91%
Net investment income ............... 0.83% 1.02% 1.16% 1.14% 1.25% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $16,334,622 $14,152,903 $13,214,451 $12,295,189 $11,626,959 $11,662,059
Portfolio turnover rate ................ 2.89% 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $70.77 $66.43 $64.73 $57.86 $52.50 $46.26
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.18 0.25 0.24 0.28 0.31
Net realized and unrealized gains (losses) 10.99 5.75 3.88 8.25 6.62 8.12
Total from investment operations ........ 11.03 5.93 4.13 8.49 6.90 8.43
Less distributions from:
Net investment income .............. (0.04) (0.21) (0.27) (0.22) (0.43) (0.28)
Net realized gains ................. — (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ................... (0.04) (1.59) (2.43) (1.62) (1.54) (2.19)
Net asset value, end of period .......... $81.76 $70.77 $66.43 $64.73 $57.86 $52.50
Total return
c
....................... 15.59% 9.13% 6.75% 14.92% 13.49% 18.62%
Ratios to average net assets
d
Expenses
e
........................ 1.59% 1.61% 1.62% 1.62% 1.66% 1.66%
Net investment income ............... 0.09% 0.28% 0.41% 0.39% 0.50% 0.63%
Supplemental data
Net assets, end of period (000’s) ........ $2,025,915 $1,963,672 $2,375,567 $2,980,374 $2,907,500 $2,956,171
Portfolio turnover rate ................ 2.89% 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $71.98 $67.56 $65.78 $58.76 $53.28 $46.87
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.52 0.57 0.55 0.57 0.57
Net realized and unrealized gains (losses) 11.18 5.82 3.96 8.37 6.71 8.22
Total from investment operations ........ 11.41 6.34 4.53 8.92 7.28 8.79
Less distributions from:
Net investment income .............. (0.23) (0.54) (0.59) (0.50) (0.69) (0.47)
Net realized gains ................. — (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ................... (0.23) (1.92) (2.75) (1.90) (1.80) (2.38)
Net asset value, end of period .......... $83.16 $71.98 $67.56 $65.78 $58.76 $53.28
Total return
c
....................... 15.88% 9.67% 7.28% 15.50% 14.07% 19.20%
Ratios to average net assets
d
Expenses
e
........................ 1.10% 1.11% 1.12% 1.12% 1.16% 1.16%
Net investment income ............... 0.59% 0.78% 0.91% 0.89% 1.00% 1.13%
Supplemental data
Net assets, end of period (000’s) ........ $187,135 $176,413 $194,827 $203,792 $227,179 $247,961
Portfolio turnover rate ................ 2.89% 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $72.21 $67.79 $65.97 $58.97 $53.46 $46.98
Income from investment operations
a
:
Net investment income
b
............. 0.45 0.90 0.94 0.83 0.92 0.90
Net realized and unrealized gains (losses) 11.20 5.83 3.98 8.47 6.73 8.24
Total from investment operations ........ 11.65 6.73 4.92 9.30 7.65 9.14
Less distributions from:
Net investment income .............. (0.44) (0.93) (0.94) (0.90) (1.03) (0.75)
Net realized gains ................. — (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ................... (0.44) (2.31) (3.10) (2.30) (2.14) (2.66)
Net asset value, end of period .......... $83.42 $72.21 $67.79 $65.97 $58.97 $53.46
Total return
c
....................... 16.20% 10.33% 7.91% 16.18% 14.80% 19.97%
Ratios to average net assets
d
Expenses
e
........................ 0.53% 0.53% 0.53% 0.53% 0.52% 0.52%
Net investment income ............... 1.15% 1.35% 1.50% 1.48% 1.64% 1.77%
Supplemental data
Net assets, end of period (000’s) ........ $2,253,417 $2,187,987 $1,852,106 $1,743,486 $523,985 $586,747
Portfolio turnover rate ................ 2.89% 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2021
(unaudited)
Year Ended September 30,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $72.21 $67.78 $65.98 $58.95 $53.45 $46.97
Income from investment operations
a
:
Net investment income
b
............. 0.42 0.85 0.89 0.90 0.78 0.81
Net realized and unrealized gains (losses) 11.20 5.84 3.97 8.34 6.79 8.26
Total from investment operations ........ 11.62 6.69 4.86 9.24 7.57 9.07
Less distributions from:
Net investment income .............. (0.41) (0.88) (0.90) (0.81) (0.96) (0.68)
Net realized gains ................. — (1.38) (2.16) (1.40) (1.11) (1.91)
Total distributions ................... (0.41) (2.26) (3.06) (2.21) (2.07) (2.59)
Net asset value, end of period .......... $83.42 $72.21 $67.78 $65.98 $58.95 $53.45
Total return
c
....................... 16.16% 10.25% 7.82% 16.07% 14.65% 19.81%
Ratios to average net assets
d
Expenses
e
........................ 0.60% 0.61% 0.62% 0.62% 0.66% 0.66%
Net investment income ............... 1.08% 1.28% 1.41% 1.39% 1.50% 1.63%
Supplemental data
Net assets, end of period (000’s) ........ $3,973,767 $3,421,716 $3,282,003 $2,883,129 $3,292,740 $2,105,241
Portfolio turnover rate ................ 2.89% 9.11% 2.65% 1.63% 3.09% 1.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Statement of Investments (unaudited), March 31, 2021
Franklin Rising Dividends Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 98.7%
Aerospace & Defense 3.7%
General Dynamics Corp. .............................................. 1,726,890 $ 313,534,148
Raytheon Technologies Corp. .......................................... 7,669,928 592,655,337
906,189,485
Air Freight & Logistics 1.9%
United Parcel Service, Inc., B .......................................... 2,784,500 473,337,155
Banks 0.9%
JPMorgan Chase & Co. ............................................... 1,394,100 212,223,843
Beverages 1.6%
PepsiCo, Inc. ...................................................... 2,764,077 390,978,692
Biotechnology 1.0%
AbbVie, Inc. ....................................................... 2,229,900 241,319,778
Building Products 1.8%
Johnson Controls International plc ....................................... 7,284,649 434,675,006
Capital Markets 1.0%
Nasdaq, Inc. ....................................................... 1,753,250 258,534,245
Chemicals 10.3%
Air Products and Chemicals, Inc. ........................................ 2,648,858 745,229,710
Albemarle Corp. .................................................... 3,535,400 516,557,294
Ecolab, Inc. ........................................................ 1,878,572 402,145,908
Linde plc .......................................................... 3,102,235 869,060,113
Sherwin-Williams Co. (The) ............................................ 35,000 25,830,350
2,558,823,375
Commercial Services & Supplies 1.7%
Cintas Corp. ....................................................... 1,243,700 424,487,247
Electrical Equipment 0.6%
nVent Electric plc ................................................... 5,122,468 142,968,082
Food & Staples Retailing 1.5%
Walmart, Inc. ...................................................... 2,644,664 359,224,711
Food Products 1.4%
McCormick & Co., Inc. ............................................... 3,865,300 344,630,148
Health Care Equipment & Supplies 13.9%
Abbott Laboratories .................................................. 4,640,800 556,153,472
Becton Dickinson and Co. ............................................. 2,492,056 605,943,416
Medtronic plc ...................................................... 5,771,600 681,799,108
Stryker Corp. ...................................................... 3,761,018 916,108,765
West Pharmaceutical Services, Inc. ...................................... 2,442,600 688,275,828
3,448,280,589
Health Care Providers & Services 2.6%
CVS Health Corp. ................................................... 2,039,000 153,393,970
UnitedHealth Group, Inc. .............................................. 1,299,900 483,653,793
637,047,763
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ................................................... 1,948,154 436,659,238
Household Products 2.8%
Colgate-Palmolive Co. ............................................... 3,736,210 294,525,434
Procter & Gamble Co. (The) ........................................... 3,026,988 409,944,985
704,470,419

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Industrial Conglomerates 7.7%
Carlisle Cos., Inc. ................................................... 841,829 $ 138,548,217
Honeywell International, Inc. ........................................... 3,181,500 690,608,205
Roper Technologies, Inc. .............................................. 2,701,602 1,089,664,150
1,918,820,572
Insurance 1.1%
Aflac, Inc. ......................................................... 931,220 47,659,840
Erie Indemnity Co., A ................................................. 971,922 214,707,289
262,367,129
IT Services 6.4%
Accenture plc, A .................................................... 3,607,300 996,516,625
Visa, Inc., A ........................................................ 2,828,900 598,962,997
1,595,479,622
Machinery 3.4%
Donaldson Co., Inc. ................................................. 2,809,804 163,418,200
Dover Corp. ....................................................... 2,846,300 390,313,119
Pentair plc ........................................................ 4,521,168 281,759,190
835,490,509
Multiline Retail 2.6%
Target Corp. ....................................................... 3,268,791 647,449,433
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp. ..................................................... 2,309,300 241,991,547
EOG Resources, Inc. ................................................ 1,827,500 132,548,575
Exxon Mobil Corp. ................................................... 2,236,800 124,880,544
499,420,666
Pharmaceuticals 2.7%
Johnson & Johnson ................................................. 2,927,000 481,052,450
Pfizer, Inc. ......................................................... 5,096,300 184,638,949
665,691,399
Road & Rail 1.5%
Norfolk Southern Corp. ............................................... 1,372,653 368,584,784
Semiconductors & Semiconductor Equipment 7.0%
Analog Devices, Inc. ................................................. 5,283,019 819,290,586
Texas Instruments, Inc. ............................................... 4,901,000 926,239,990
1,745,530,576
Software 8.4%
Microsoft Corp. ..................................................... 8,823,100 2,080,222,287
Specialty Retail 4.2%
Lowe's Cos., Inc. .................................................... 2,950,500 561,126,090
Ross Stores, Inc. ................................................... 4,025,550 482,703,700
1,043,829,790
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc., B ....................................................... 4,335,900 576,197,751
Trading Companies & Distributors 0.9%
WW Grainger, Inc. ................................................... 582,100 233,381,353
Total Common Stocks (Cost $9,669,850,977) ....................................
24,446,315,647
a a a a

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.3%
a a
Shares
a
Value
a
Money Market Funds 1.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 316,330,349 $ 316,330,349
Total Money Market Funds (Cost $316,330,349) .................................
316,330,349
Total Short Term Investments (Cost $316,330,349 ) ...............................
316,330,349
a
Total Investments (Cost $9,986,181,326) 100.0% ................................
$24,762,645,996
Other Assets, less Liabilities (0.0)%
†
...........................................
12,209,700
Net Assets 100.0% ...........................................................
$24,774,855,696
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Rising
Dividends Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $9,669,850,977
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 316,330,349
Value - Unaffiliated issuers .................................................................. $24,446,315,647
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 316,330,349
Receivables:
Investment securities sold ................................................................... 128,594,022
Capital shares sold ........................................................................ 24,711,510
Dividends ............................................................................... 17,722,328
Total assets .......................................................................... 24,933,673,856
Liabilities:
Payables:
Capital shares redeemed ................................................................... 138,906,774
Management fees ......................................................................... 10,216,605
Distribution fees .......................................................................... 5,148,645
Transfer agent fees ........................................................................ 2,934,167
Accrued expenses and other liabilities ........................................................... 1,611,969
Total liabilities ......................................................................... 158,818,160
Net assets, at value ................................................................. $24,774,855,696
Net assets consist of:
Paid-in capital ............................................................................. $9,714,038,700
Total distributable earnings (losses) ............................................................. 15,060,816,996
Net assets, at value ................................................................. $24,774,855,696

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Class A:
Net assets, at value ....................................................................... $16,334,622,496
Shares outstanding ........................................................................ 195,687,214
Net asset value per share
a
.................................................................. $83.47
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $88.33
Class C:
Net assets, at value ....................................................................... $2,025,914,510
Shares outstanding ........................................................................ 24,777,695
Net asset value and maximum offering price per share
a
............................................. $81.76
Class R:
Net assets, at value ....................................................................... $187,135,183
Shares outstanding ........................................................................ 2,250,429
Net asset value and maximum offering price per share ............................................. $83.16
Class R6:
Net assets, at value ....................................................................... $2,253,416,654
Shares outstanding ........................................................................ 27,011,451
Net asset value and maximum offering price per share ............................................. $83.42
Advisor Class:
Net assets, at value ....................................................................... $3,973,766,853
Shares outstanding ........................................................................ 47,634,008
Net asset value and maximum offering price per share ............................................. $83.42
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Managed Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Rising
Dividends Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $199,629,333
Non-controlled affiliates (Note 3 f ) ............................................................. 2,167
Total investment income ................................................................... 199,631,500
Expenses:
Management fees (Note 3 a ) ................................................................... 58,298,125
Distribution fees: (Note 3c )
    Class A ................................................................................ 19,173,297
    Class C ................................................................................ 9,992,726
    Class R ................................................................................ 448,636
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 7,433,554
    Class C ................................................................................ 977,707
    Class R ................................................................................ 88,143
    Class R6 ............................................................................... 297,156
    Advisor Class ............................................................................ 1,800,579
Custodian fees (Note 4 ) ...................................................................... 58,018
Reports to shareholders ...................................................................... 1,009,481
Registration and filing fees .................................................................... 212,096
Professional fees ........................................................................... 104,630
Trustees' fees and expenses .................................................................. 113,362
Other .................................................................................... 268,015
Total expenses ......................................................................... 100,275,525
Expense reductions (Note 4 ) ............................................................... (316)
Expenses waived/paid by affiliates (Note 3f) .................................................... (134,259)
Net expenses ......................................................................... 100,140,950
Net investment income ................................................................ 99,490,550
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 417,738,213
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,972,284,810
Net realized and unrealized gain (loss) ............................................................ 3,390,023,023
Net increase (decrease) in net assets resulting from operations .......................................... $3,489,513,573

Franklin Managed Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising Dividends Fund
Six Months Ended
March 31, 2021
(unaudited)
Year Ended
September 30, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $99,490,550 $211,894,800
Net realized gain (loss) ................................................. 417,738,213 (98,533,233)
Net change in unrealized appreciation (depreciation) ........................... 2,972,284,810 1,842,723,583
Net increase (decrease) in net assets resulting from operations ................ 3,489,513,573 1,956,085,150
Distributions to shareholders:
Class A ............................................................. (62,944,993) (409,799,886)
Class C ............................................................. (1,051,541) (55,775,600)
Class R ............................................................. (541,941) (5,355,753)
Class R6 ............................................................ (13,516,543) (65,730,613)
Advisor Class ........................................................ (19,565,948) (110,190,277)
Total distributions to shareholders .......................................... (97,620,966) (646,852,129)
Capital share transactions: (Note 2 )
Class A ............................................................. (14,039,129) 96,218,170
Class C ............................................................. (230,443,498) (528,229,462)
Class R ............................................................. (15,419,851) (28,110,128)
Class R6 ............................................................ (279,211,818) 192,223,599
Advisor Class ........................................................ 19,385,984 (57,598,472)
Total capital share transactions ............................................ (519,728,312) (325,496,293)
Net increase (decrease) in net assets ................................... 2,872,164,295 983,736,728
Net assets:
Beginning of period ..................................................... 21,902,691,401 20,918,954,673
End of period .......................................................... $24,774,855,696 $21,902,691,401

Franklin Managed Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Rising Dividends Fund
1. Organization and Significant Accounting Policies
Franklin Managed Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin Rising Dividends Fund (Fund) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at  4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2021, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
March 31, 2021
Year Ended
September 30, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 13,356,582 $1,051,432,709 29,476,628 $1,950,329,990
Shares issued in reinvestment of distributions .......... 788,738 59,413,151 5,958,983 391,355,202
Shares redeemed ............................... (14,343,643) (1,124,884,989) (34,413,328) (2,245,467,022)
Net increase (decrease) .......................... (198,323) $(14,039,129) 1,022,283 $96,218,170
Class C Shares:
Shares sold ................................... 1,705,199 $131,982,892 3,702,418 $239,871,038
Shares issued in reinvestment of distributions .......... 13,695 1,033,386 791,717 51,866,862
Shares redeemed
a
.............................. (4,689,483) (363,459,776) (12,505,119) (819,967,362)
Net increase (decrease) .......................... (2,970,589) $(230,443,498) (8,010,984) $(528,229,462)
Class R Shares:
Shares sold ................................... 199,702 $15,686,098 497,436 $32,467,963
Shares issued in reinvestment of distributions .......... 7,154 537,035 78,611 5,173,840
Shares redeemed ............................... (407,134) (31,642,984) (1,009,111) (65,751,931)
Net increase (decrease) .......................... (200,278) $(15,419,851) (433,064) $(28,110,128)
Class R6 Shares:
Shares sold ................................... 4,024,546 $316,112,318 7,953,257 $521,035,406
Shares issued in reinvestment of distributions .......... 170,750 12,840,616 953,528 62,134,829
Shares redeemed ............................... (7,484,660) (608,164,752) (5,928,271) (390,946,636)
Net increase (decrease) .......................... (3,289,364) $(279,211,818) 2,978,514 $192,223,599
Advisor Class Shares:
Shares sold ................................... 4,460,662 $351,727,889 10,648,401 $701,650,932
Shares issued in reinvestment of distributions .......... 238,060 17,907,998 1,525,921 99,724,696
Shares redeemed ............................... (4,452,847) (350,249,903) (13,207,553) (858,974,100)
Net increase (decrease) .......................... 245,875 $19,385,984 (1,033,231) $(57,598,472)
1. Organization and Significant Accounting Policies
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Rising Dividends Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended March 31, 2021, the annualized gross effective investment management fee rate was 0.492% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% Over $5 billion, up to and including $10 billion
0.480% Over $10 billion, up to and including $20 billion
0.470% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
2. Shares of Beneficial Interest
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2021, the Fund paid transfer agent fees of $10,597,139, of which $4,135,983 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2022.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,070,058
CDSC retained .............................................................................. $66,402
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $274,357,053 $651,121,583 $(609,148,287) $— $— $316,330,349 316,330,349 $2,167
Total Affiliated Securities .... $274,357,053 $651,121,583 $(609,148,287) $— $— $316,330,349 $2,167
3. Transactions with Affiliates
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2020, the Fund deferred post-October capital losses of $143,372,315.
At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2021, aggregated
$667,205,348 and $1,221,489,818, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2021, the Fund did not use the
Global Credit Facility.
Cost of investments .......................................................................... $10,024,092,305
Unrealized appreciation ........................................................................ $14,881,254,130
Unrealized depreciation ........................................................................ (142,700,439)
Net unrealized appreciation (depreciation) .......................................................... $14,738,553,691

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement of Investments.
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Managed Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund's financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

158 S 05/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Rising Dividends Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                     N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MANAGED TRUST

By _
__S\Matthew T. Hinkle
______

Matthew T. Hinkle
      Chief Executive Officer –  Finance and Administration
Date  May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _
__S\Matthew T. Hinkle
______

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date  May 26, 2021

By __
S\Robert G. Kubilis
______

Robert G. Kubilis
      Chief Financial Officer
and Chief Accounting Officer
Date  May 26, 2021